Employee Benefit Plans - Changes in Pre-Tax AOCI (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Actuarial (gain) / loss - beginning of period	$ 168,177	$ 0
Actuarial (gain) / loss of current year / period	268,076	(168,177)
Amortization	(1,817)	0
Total	$ (101,716)	$ 168,177